Subsequent Events (Details) $ / shares in Units, $ in Thousands, ₪ in Millions			1 Months Ended		12 Months Ended
	Mar. 11, 2025 USD ($) $ / shares	Jan. 08, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Dec. 31, 2024	Dec. 31, 2022 USD ($)	Aug. 23, 2022	Jul. 01, 2022
Subsequent Events [Line Items]
Percentage of share capital to be transferred in merger							100.00%	100.00%
Dividend distribution, percentage on distributable profits					75.00%
Aggregate cash consideration paid (in New Shekels)						$ 1,753
Subsequent Events [Member]
Subsequent Events [Line Items]
Semi-annual cash dividend declared per ordinary share (in Dollars per share) | $ / shares	$ 0.327
Semi-annual cash dividend declared, amount (in Dollars)	$ 16,055
Prior dividend distribution declared and paid (in Dollars)		$ 27,642
Subsequent Events [Member] | CommIT [Member]
Subsequent Events [Line Items]
Ownership interest in subsidiary prior to acquisition			68.15%	68.15%
Ownership interest in subsidiary after acquisition			79.32%	79.32%
Aggregate cash consideration paid (in New Shekels) | ₪				₪ 50.4
Gain (loss) recognized in transaction (in Dollars)
Subsequent Events [Member] | Magic’s Shareholders [Member]
Subsequent Events [Line Items]
Percentage of shares owned by shareholders after merger	31.125%
Subsequent Events [Member] | Matrix I.T Ltd. [Member]
Subsequent Events [Line Items]
Percentage of shares owned by shareholders of acquirer after merger	68.875%
Subsequent Events [Member] | Matrix I.T Ltd. [Member]
Subsequent Events [Line Items]
Percentage of share capital to be transferred in merger	100.00%